Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2019	2018
Authorized and registered share capital (number of shares)	133,333,200	133,333,200
Subscribed and fully paid up share capital (number of shares)	101,739,217	101,739,217
Par value per share	1.50	1.50
Share capital (US$ millions)	153	153
Share premium (US$ millions)	480	482
Total (US$ millions)	633	635

Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2017	16	43	(4)	(616)	(1)	(562)
Share based compensation	—	22	—	—	—	22
Issuance of shares – 2014, 2015, 2016 LTIPs	—	(18)	—	—	—	(18)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Cash flow hedge reserve movement	—	—	4	—	—	4
Currency translation movement	—	—	—	85	—	85
As of December 31, 2017	16	46	—	(531)	(3)	(472)
Share based compensation	—	22	—	—	—	22
Issuance of shares –2015, 2016, 2017 LTIPs	—	(22)	—	—	—	(22)
Cash flow hedge reserve movement	—	—	(1)	—	—	1
Currency translation reserved recycled to statement of income	—	—	—	—	—	—
Currency translation movement	—	—	—	(68)	—	(67)
As of December 31, 2018	16	47	(1)	(599)	(3)	(538)
Share based compensation	—	29	—	—	—	29
Issuance of shares –2016, 2017, 2018, 2019 LTIPs	—	(25)	—	—	—	(25)
Cash flow hedge reserve movement	—	—	(16)	—	—	(16)
Currency translation movement	—	—	—	(2)	—	(2)
Effect of restructuring in Tanzania	—	—	—	9	—	9
As of December 31, 2019	16	52	(18)	(593)	(2)	(544)

Disclosure of detailed information about borrowings
Debt and financing by type (i)

	Note	2019	2018
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,067	2,501
Banks	C.3.2.	1,805	1,324
Finance leases (ii)	C.3.4.	—	353
Other financing (iii)		43	113
Total non-current financing		5,915	4,291
Less: portion payable within one year		(129)	(168)
Total non-current financing due after more than one year		5,786	4,123
Debt and financing due within one year
Bonds	C.3.1.	46	—
Banks	C.3.2.	11	289
Total current debt and financing		57	289
Add: portion of non-current debt payable within one year		129	168
Total		186	458
Total debt and financing		5,972	4,580

(i)	See note D.1.1 for further details on maturity profile of the Group debt and financing.
(ii) Finance lease liabilities were included in Debt and Financing until 31 December 2018, but were reclassified to lease liabilities on January 1, 2019 when adopting the new leasing standard. See above in the "New and amended IFRS accounting standards" and below in notes C.4. and E.4. for further information about the change in accounting policy for leases.

(iii)
In July 2018, the Company issued a COP144,054.5 million /$50 million bilateral facility with IIC (Inter-American Development Bank) for a USD indexed to COP Note. The note bears interest at 9.450% p.a.. This COP Note is used as net investment hedge of the net assets of our operations in Colombia.

Debt and financing by location

	2019	2018
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,773	1,770
Colombia	827	1,016
Paraguay	502	504
Bolivia	350	317
Panama	918	261
Tanzania	186	201
Chad	—	64
Costa Rica	148	148
El Salvador	268	299
Total debt and financing	5,972	4,580
Bond financing

	Note	Country	Maturity	Interest Rate %	2019	2018
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2024	STIBOR (i) + 2.350%	211	—
USD 6.625% Senior Notes	2	Luxembourg	2026	6.625%	495	495
USD 6.000% Senior Notes	3	Luxembourg	2025	6.000%	492	491
USD 6.250% Senior Notes	4	Luxembourg	2029	6.250%	742	—
USD 5.125% Senior Notes	5	Luxembourg	2028	5.125%	492	493
USD 6.750% Senior Notes	6	Paraguay	2022	6.750%	—	297
USD 5.875% Senior Notes	6	Paraguay	2027	5.875%	296	—
PYG 9.250% Notes	6	Paraguay	2026	9.250%	2	—
PYG 8.750% Notes (tranche A)	6	Paraguay	2024	8.750%	18	—
PYG 9.250% Notes (tranche B)	6	Paraguay	2026	9.250%	8	—
PYG 10.000% Notes (tranche C)	6	Paraguay	2029	10.000%	10	—
PYG 10.000% Notes	6	Paraguay	2029	10.000%	4	—
BOB 4.750% Notes	7	Bolivia	2020	4.750%	30	59
BOB 4.050% Notes	7	Bolivia	2020	4.050%	4	7
BOB 4.850% Notes	7	Bolivia	2023	4.850%	57	71
BOB 3.950% Notes	7	Bolivia	2024	3.950%	36	43
BOB 4.300% Notes	7	Bolivia	2029	4.300%	21	23
BOB 4.300% Notes	7	Bolivia	2022	4.300%	26	30
BOB 4.700% Notes	7	Bolivia	2024	4.700%	32	35
BOB 5.300% Notes	7	Bolivia	2026	5.300%	13	13
BOB 5.000% Notes	7	Bolivia	2026	5.000%	61	0
BOB 4.600% Notes	7	Bolivia	2024	4.600%	40	0
UNE Bond 1 (tranches A and B)	8	Colombia	2020	CPI + 5.10%	46	46
UNE Bond 2 (tranches A and B)	8	Colombia	2023	CPI + 4.76%	46	46
UNE Bond 3 (tranche A)	8	Colombia	2024	9.350%	49	49
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI+4.15%	78	78
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI+4.89%	38	39
USD 4.500% Senior Notes	9	Panama	2030	4.500%	584	—
Cable Onda Bonds 5.750%	9	Panama	2025	5.750%	184	184
Total bond financing					4,113	2,501

(i)	STIBOR – Swedish Interbank Offered Rate.
Bank and Development Financial Institution financing

	Note	Country	Maturity range	Interest rate	2019	2018
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2020-2026	Fixed	166	180
USD - Long-term loans	2	Panama	2024	Fixed	150	24
BOB Long-term loans	3	Bolivia	2023-2025	Fixed	31	20
Variable rate loans
USD Long-term loans	4	Costa Rica	2023	Variable	148	148
USD Long-term loans		Chad	2019	Variable	—	1
USD Long-term loans	5	Tanzania	2020-2025	Variable	171	90
TZS Long-term loans	5	Tanzania	2025	Variable	14	—
USD Short-term loans	8	Luxembourg	2019	Variable	—	250
USD Long-term loans	8	Luxembourg	2024	Libor + 3.00%	298	—
COP Long-term loans	6	Colombia	2025-2030	Variable	274	277
USD Long-term loans	6	Colombia	2024	Variable	295	298
USD Credit Facility / Senior Unsecured Term Loan Facility	7	El Salvador	2021-2023	Variable	268	274
Other Long-term loans		Various		Various	—	51
Total Bank and Development Financial Institution financing					1,817	1,613

Disclosure of interest and other financial expenses
Interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	Year ended December 31,
	2019	2018	2017
	(US$ millions)
Interest expense on bonds and bank financing	(348)	(234)	(246)
Interest expense on (finance) leases	(157)	(91)	(65)
Early redemption charges	(10)	(4)	(43)
Others	(47)	(37)	(35)
Total interest and other financial expenses	(564)	(367)	(389)

Disclosure of contingent liabilities
Maturity of guarantees

	At December 31, 2019		At December 31, 2018
Terms	Outstanding exposure(i)	Maximum exposure(ii)	Outstanding exposure(i)	Maximum exposure(ii)
	(US$ millions)
0-1 year	29	29	133	133
1-3 years	134	134	281	281
3-5 years	300	300	212	212
Total	464	464	626	626

(i)	The outstanding exposure represents the carrying amount of the related liability at December 31.

(ii)	The maximum exposure represents the total amount of the Guarantee at December 31.

Disclosure of leases
The expenses relating to payments not included in the measurement of the lease liability are disclosed in operating expenses (note B.3.) and are as follows:

2019 (US$ millions)
Expense relating to short-term leases (included in cost of sales and operating expenses)	(5)
As a result of the adoption of IFRS 16 'Leases', and as of December 31, 2019 (see above in the "New and amended IFRS accounting standards") lease liabilities are presented in the statement of financial position as follows:

December 31, 2019
(US$ millions)
Current	97
Non Current	967
Total Lease liability	1,063

Disclosure of finance lease liabilities
Finance lease liabilities at December 31, 2018

	Country	Maturity	2018
			(US$ millions)
Lease of tower space	Tanzania	2029/2030	112
Lease of tower space	Colombia Movil	2032	83
Lease of poles	Colombia (UNE)	2032	99
Lease of tower space	Paraguay	2030	27
Lease of tower space	El Salvador	2026	26
Other finance lease liabilities	various	various	6
Total finance lease liabilities			353

Schedule of cash and cash equivalents

	2019	2018
	(US$ millions)
Cash and cash equivalents in USD	834	229
Cash and cash equivalents in other currencies	330	299
Total cash and cash equivalents	1,164	528

Schedule of restricted cash

	2019	2018
	(US$ millions)
Mobile Financial Services	150	155
Others	5	3
Restricted cash	155	158

Disclosure of net debt
Net financial obligations (i)

	2019	2018
	(US$ millions)
Total debt and financing (i)	5,972	4,580
Lease liabilities (i)	1,063	—
Gross financial obligations	7,036	4,580
Less:
Cash and cash equivalents	(1,164)	(528)
Pledged deposits	(1)	(2)
Time deposits related to bank borrowings	(1)	—
Net financial obligations at the end of the year	5,870	4,051
Add (less) derivatives related to debt (note D.1.2.)	(17)	—
Net financial obligations including derivatives related to debt	5,853	4,051

(i)
As at December 31, 2018, Debt and financing included finance lease liabilities of $353 million. As at December 31, 2019, and as a result of the application of IFRS 16, these are now shown in a separate line under Lease liabilities.

	Assets		Liabilities from financing activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Finance lease liabilities(i)	Lease liabilities(i)	Total
Net financial obligations as at January 1, 2018	619	2	3,420	365	—	3,164
Cash flows	(72)	—	621	(17)	—	676
Scope Changes	7	—	267	—	—	260
Additions/ acquisitions	—	—	—	44	—	44
Interest accretion	—	—	11	—	—	11
Foreign exchange movements	(33)	—	(84)	(21)	—	(72)
Transfers to/from assets held for sale	6	—	9	(8)	—	(4)
Transfers	—	—	3	(11)	—	(9)
Other non-cash movements	—	—	(19)	—	—	(19)
Net financial obligations as at December 31, 2018	528	2	4,227	353	—	4,051
Cash flows	638	—	1,743	—	(107)	998
Scope changes	16	—	74	—	178	236
Recognition / Remeasurement	—	—	—	—	109	109
Change in accounting policy	—	—	—	—	545	545
Interest accretion	—	—	8	—	—	8
Foreign exchange movements	(8)	—	(16)	—	(6)	(14)
Transfers to/from assets held for sale	(9)	—	(53)	—	(8)	(52)
Transfers	—	—	3	(353)	353	3
Other non-cash movements	—	—	(14)	—	—	(14)
Net financial obligations as at December 31, 2019	1,164	2	5,972	—	1,063	5,870
(i) As from January 1, 2019 and as a result of the application of IFRS 16, finance leases are now shown under lease liabilities.

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value(i)
	Note	2019	2018 (ii) (iii)	2019	2018 (ii) (iii)
		(US$ millions)
Financial assets
Derivative financial instruments		—	—	—	—
Other non-current assets		66	87	66	87
Trade receivables, net		371	343	371	343
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	68	73	68	73
Prepayments and accrued income		156	129	156	129
Supplier advances for capital expenditures		22	25	22	25
Equity Investment		371	—	371	—
Other current assets		181	124	181	124
Restricted cash	C.5.2.	155	158	155	158
Cash and cash equivalents	C.5.1.	1,164	528	1,164	528
Total financial assets		2,554	1,467	2,554	1,467
Current		2,449	1,341	2,449	1,341
Non-current		104	126	104	126
Financial liabilities
Debt and financing(i)	C.3.	5,972	4,580	6,229	4,418
Lease liabilities		1,063	—	1,063	—
Trade payables		289	282	289	282
Payables and accruals for capital expenditure		348	335	348	335
Derivative financial instruments		17	—	17	(1)
Put option liability	C.7.4.	264	239	264	239
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	498	483	498	483
Accrued interest and other expenses		432	381	432	381
Other liabilities		399	399	399	399
Total financial liabilities		9,282	6,698	9,538	6,536
Current		2,045	2,330	2,045	2,329
Non-current		7,237	4,370	7,493	4,208

(i)	Fair values are measured with reference to Level 1 (for listed bonds) or 2.
(ii) As at December 31, 2018, Debt and financing included finance lease liabilities of $353 million. As at December 31, 2019, and as a result of the application of IFRS 16, these are now shown in a separate line under Lease liabilities.
(iii) The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).

Disclosure of fair value measurement of liabilities

		Carrying value		Fair value(i)
	Note	2019	2018 (ii) (iii)	2019	2018 (ii) (iii)
		(US$ millions)
Financial assets
Derivative financial instruments		—	—	—	—
Other non-current assets		66	87	66	87
Trade receivables, net		371	343	371	343
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	68	73	68	73
Prepayments and accrued income		156	129	156	129
Supplier advances for capital expenditures		22	25	22	25
Equity Investment		371	—	371	—
Other current assets		181	124	181	124
Restricted cash	C.5.2.	155	158	155	158
Cash and cash equivalents	C.5.1.	1,164	528	1,164	528
Total financial assets		2,554	1,467	2,554	1,467
Current		2,449	1,341	2,449	1,341
Non-current		104	126	104	126
Financial liabilities
Debt and financing(i)	C.3.	5,972	4,580	6,229	4,418
Lease liabilities		1,063	—	1,063	—
Trade payables		289	282	289	282
Payables and accruals for capital expenditure		348	335	348	335
Derivative financial instruments		17	—	17	(1)
Put option liability	C.7.4.	264	239	264	239
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	498	483	498	483
Accrued interest and other expenses		432	381	432	381
Other liabilities		399	399	399	399
Total financial liabilities		9,282	6,698	9,538	6,536
Current		2,045	2,330	2,045	2,329
Non-current		7,237	4,370	7,493	4,208

(i)	Fair values are measured with reference to Level 1 (for listed bonds) or 2.
(ii) As at December 31, 2018, Debt and financing included finance lease liabilities of $353 million. As at December 31, 2019, and as a result of the application of IFRS 16, these are now shown in a separate line under Lease liabilities.
(iii) The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).

Disclosure of investments in equity instruments	As at December 31, 2019, Millicom has the following investments in equity instruments:

	2019	2018
	(US$ millions)
Investment in Jumia	32	—
Investment in HT	338	—
Equity investment - total	371	—